Leases - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		4 Months Ended	12 Months Ended
	Jan. 01, 2019 CNY (¥)	Jan. 31, 2022 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2021	Sep. 11, 2018 CNY (¥)	May 01, 2017 CNY (¥)
Lessee Lease
Operating lease, right of use assets for land					¥ 2,061,492	¥ 1,277,006		$ 323,493
Financing lease, right of use assets for plants						294,269
Total rental fully paid upfront					346,757	¥ 126,418	¥ 77,643
Jiangsu CHJ | Changzhou Chehejin
Lessee Lease
Equity interest (as a percent)									100.00%
Total consideration in cash paid					565,500
Total consideration					¥ 567,118
Jiangsu CHJ | Changzhou Chehejin | Subsequent Event
Lessee Lease
Total consideration in cash paid		¥ 28,491
Leading Ideal HK
Lessee Lease
Entity interest held in subsidiaries (as percent)					100.00%			100.00%
Wheels Technology
Lessee Lease
Entity interest held in subsidiaries (as percent)					100.00%			100.00%
Beijing Leading
Lessee Lease
Entity interest held in subsidiaries (as percent)					100.00%			100.00%
Jiangsu CHJ
Lessee Lease
Entity interest held in subsidiaries (as percent)					100.00%			100.00%
Jiangsu XD
Lessee Lease
Entity interest held in subsidiaries (as percent)					100.00%			100.00%
Changzhou Chehejin
Lessee Lease
Entity interest held in subsidiaries (as percent)					100.00%			100.00%
Business combination recognized identifiable assets acquired and liabilities assumed property plant and equipment					¥ 47,876
Changzhou Production Base-Phase I
Lessee Lease
Operating lease, right of use assets for land											¥ 70,508
Financing lease, right of use assets for plants											¥ 310,018
Changzhou Production Base-Phase II
Lessee Lease
Operating lease, right of use assets for land										¥ 23,080
Total rental fully paid upfront				¥ 24,420
Total amount of construction of Phase II Plants	¥ 102,251
Total consideration			¥ 103,060
Option to repurchase asset transferred prior to December 31, 2020, amount			¥ 103,060